Hedging activities and derivatives (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about hedges [abstract]
Summary Of Foreign Currency And Interest Rate Risk

Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD / CNH.

	March 31, 2022		March 31, 2023
	Assets	Liabilities	Assets	Liabilities
Derivative contracts designated as hedging instruments - Non-current	—	—	4,216	521
Derivative contracts designated as hedging instruments - Current	3,593	4,209	2,120	1,654

Summary Of Hedge Reserve Movement

Hedge reserve movement

	For the year ended March 31,
a) Cash flow hedge reserve	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	(300)	(4,061)	668	8
Gain / (loss) recognised on cash flow hedges	(5,104)	1,878	9,606	117
(Gain) / loss reclassified to profit or loss (under head finance costs)	(58)	(212)	(8,086)	(98)
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	—	—	57	1
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(9)	907	—	—
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	106	1,629	(90)	(1)
Income tax relating on cash flow hedges	1,365	411	(336)	(4)
Closing balance	(4,000)	552	1,819	22
Less: Non-controlling interest movement	(61)	116	(140)	(2)
Closing balance (after non-controlling interest)	(4,061)	668	1,679	20

b) Cost of hedge reserve on cash flow hedges

Opening balance (after non-controlling interest)	(785)	(1,161)	(1,996)	(24)
Effective portion of changes in fair value	(2,354)	(6,128)	(5,923)	(72)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	1,773	4,740	4,194	51
Amount transferred to property, plant and equipment	42	—	—	—
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	—	—	1,340	16
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	—	—	12	0
Tax effect	167	338	87	1
Closing balance	(1,157)	(2,211)	(2,286)	(28)
Less: Non-controlling interest movement	(4)	215	(11)	(0)
Closing balance (after non-controlling interest)	(1,161)	(1,996)	(2,297)	(28)

c) Total Hedge reserve movement (a+b)

Opening balance (after non-controlling interest)	(1,085)	(5,222)	(1,328)	(16)
OCI for the year	(4,072)	3,563	861	10
Attributable to non-controlling interests	(65)	331	(151)	(2)
Closing balance (after non-controlling interest)	(5,222)	(1,328)	(618)	(8)